FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Allowance for doubtful accounts (Details) - Trade receivables - Accumulated impairment losses - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Balance at beginning of year	$ 19.6	$ 20.5
Changes in expected credit losses charged to income	17.4	18.8
Write-off	(16.2)	(19.7)
Balance at end of year	$ 20.8	$ 19.6